Leases - Schedule of Changes in Lease Liabilities (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Lease Liabilities [Abstract]
Balances at beginning of the year	₱ 16,315	₱ 15,233
Additions	11,122	5,065
Accretion on lease liabilities (Notes 5, 10 and 29)	1,125	1,061
Foreign exchange losses – net	(171)	(12)
Termination	(1,188)	(96)
Lease modifications	(1,397)	463
Settlement of obligations	(5,781)	(5,399)
Balances at end of the year (Notes 3 and 29)	20,025	16,315
Current portion of lease liabilities (Note 10)	4,043	3,215	₱ 4,043
Noncurrent portion of lease liabilities	₱ 15,982	₱ 13,100